Financial risk management - Credit risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Maximum
Risk management
Percentage of impairment loss recognized on net sales	1.00%	1.00%
Credit risk
Risk management
Total of accounts receivable and loans due from customers	€ 7,112		€ 6,936
Credit risk | Country one
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	16.20%		12.40%
Credit risk | Country two
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	11.00%		11.40%
Credit risk | Country three
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	7.90%		9.70%
Credit risk | CHINA
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	16.20%		12.40%
Credit risk | Customer one
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	4.20%		4.60%
Credit risk | Customer two
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	3.70%		4.30%
Credit risk | Customer three
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	3.50%		3.80%